Income Taxes - Summary of Loss Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Income Taxes [Line Items]
PRC	¥ 4,542	$ 632	¥ (14,937)	¥ (44,126)
Foreign	(666)	(93)	(17,558)	(16,013)
(Loss) income before income taxes and loss from equity method investments	¥ 3,876	$ 539	¥ (32,495)	¥ (60,139)